Other employee benefits (Schedule of detailed information about other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 3,154	$ 2,806
Other employee benefits liability - non-current	129,508	116,778
Net liability	$ 132,662	$ 119,584